Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8. Inventories

	As of December 31,
	2019	2020
	RMB	RMB
Inventories	2,709,834	3,383,455
Inventory valuation allowance	(29,406)	(93,651)
Inventories, net	2,680,428	3,289,804

As of December 31, 2019 and 2020, inventories represented products, of which amounting to RMB260,677, were pledged to a domestic bank for bank loans (see Note 13).